(LOSS) INCOME PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
(LOSS) INCOME PER SHARE
(LOSS) INCOME PER SHARE

7. (LOSS) INCOME PER SHARE

The following table sets forth the computation of basic and fully diluted (loss) income per share for the three and nine months ended September 30, 2022 and 2021 (in thousands, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Net (loss) income	$(1,433)	$91	$(8,618)	$(2,447)
Basic weighted average common stock outstanding	15,220,948	11,838,032	13,686,686	11,528,371
Basic loss per share	$(0.09)	$0.01	$(0.63)	$(0.21)
Net (loss) income	$(1,433)	$91	$(8,618)	$(2,447)
Basic weighted average common shares outstanding	15,220,948	11,838,032	13,686,686	11,528,371
Dilutive effect of stock options and warrants	—	3,886,071	—	—
Dilutive weighted average common stock outstanding	15,220,948	15,724,103	13,686,686	11,528,371
Diluted loss per share	$(0.09)	$0.01	$(0.63)	$(0.21)

Basic net income (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed using the treasury stock method to calculate the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential dilutive common shares include incremental common shares issuable upon the exercise of stock options, less shares from assumed proceeds. The assumed proceeds calculation includes actual proceeds to be received from the employee upon exercise and the average unrecognized stock compensation cost during the period

Stock options to purchase 882,582 and 227,893 shares of common stock and warrants to purchase 3,940,006 and 462,068 shares of common stock were outstanding at September 30, 2022 and 2021 that were not included in the computation of diluted weighted average common stock outstanding because their effect would have been anti-dilutive.

12. LOSS PER SHARE

The following table sets forth the computation of basic and fully diluted loss per common share for the years ended December 31, 2021 and 2020 (stated in thousands, except per share amounts):

	Year Ended December 31,
	2021	2020
Net loss	$(2,756)	$(15,036)
Basic weighted average common stock outstanding	11,725,422	7,246,625
Basic loss per share	$(0.24)	$(2.07)
Net loss	$(2,756)	$(15,036)
Dilutive weighted average common stock outstanding	11,725,422	7,246,625
Diluted loss per share	$(0.24)	$(2.07)

Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed using the treasury stock method to calculate the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential dilutive common shares include incremental common shares issuable upon the exercise of stock options, less shares from assumed proceeds. The assumed proceeds calculation includes actual proceeds to be received from the employee upon exercise and the average unrecognized stock compensation cost during the period.

Stock options to purchase 1,204,233 and 748,600 common shares and warrants to purchase 3,940,006 and 3,665,006 common shares were outstanding at December 31, 2021 and 2020, respectively, that were not included in the computation of diluted weighted average common shares outstanding because their effect would have been anti-dilutive.